Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information - Results of operation of Star Bulk and Eagle (Table)
	Star Bulk	Eagle
Voyage revenues	$994,630	$270,828
Operating income	$332,856	$50,140
Net income	$274,756	$29,898

Basis of Presentation and General Information - Proforma (Table)

	Years ended December 31,
	2023	2024

Pro forma voyage revenues	$1,343,068	$1,368,856
Pro forma operating income	268,393	368,992
Pro forma net income	180,767	289,551
Pro forma income per share, basic	1.43	2.53
Pro forma income per share, diluted	$1.40	$2.45

Basis of Presentation and General Information - Accounting for the Eagle Merger (Table)

(Dollars in thousands, except per share and share data)	Amounts
Eagle common stock	10,476,091	(a)
Equity awards of Eagle employees and not vested to be replaced	237,853	(b)
Eagle shares exchanged with Star Bulk shares	10,713,944
Fixed exchange ratio	2.6211	(c)
Total Star Bulk common stock issued to Eagle shareholders	28,082,319
Star Bulk closing price per share	$23.70	(d)
Consideration transferred related to value of net assets acquired	$665,551

(a)	Issued and outstanding shares as of April 9, 2024.
(b)	Under the Eagle Merger Agreement, the Company was obligated to replace the equity awards of Eagle employees not vested based on the agreed exchange ratio.
(c)	The exchange ratio was fixed based on the Eagle Merger Agreement.
(d)	Share price of Star Bulk as of April 9, 2024 represents the closing price of Star Bulk common stock for the calculation of the fair value of the Eagle Merger consideration transferred.

Basis of Presentation and General Information - Fair Value Tangible Assets Acquired And Liabilities Assumed (Table)

(Dollars in thousands)	Fair Value
Vessels and vessel improvements	$1,157,000
Advances for BWTS and other assets	1,252
Vessels held for sale	29,254
Inventories	25,783
Cash	104,325
Derivative assets	289
Operating lease right-of use assets	3,454
Other current assets (Accounts receivable, Prepaid expenses, Other current assets)	56,130
Long term debt	(375,500)
Convertible Notes	(138,680)
Operating lease liabilities	(3,454)
Derivative liabilities	(48)
Accounts payable, Accrued liabilities, Unearned charter hire revenue and Other non-current liabilities	(54,041)
Net asset value acquired	$805,764
Consideration transferred	$665,551
Excess of net asset value acquired over consideration transferred	$140,213

Basis of Presentation and General Information - List of subsidiaries (Table)

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Sea Diamond Shipping LLC	Goliath	209,537	July 15, 2015	2015
2	Pearl Shiptrade LLC	Gargantua	209,529	April 2, 2015	2015
3	Star Ennea LLC	Star Gina 2GR	209,475	February 26, 2016	2016
4	Coral Cape Shipping LLC	Maharaj	209,472	July 15, 2015	2015
5	Star Castle II LLC	Star Leo	207,939	May 14, 2018	2018
6	ABY Eleven LLC	Star Laetitia	207,896	August 3, 2018	2017
7	Domus Shipping LLC	Star Ariadne	207,812	March 28, 2017	2017
8	Star Breezer LLC	Star Virgo	207,810	March 1, 2017	2017
9	Star Seeker LLC	Star Libra	207,765	June 6, 2016	2016
10	ABY Nine LLC	Star Sienna	207,721	August 3, 2018	2017
11	Clearwater Shipping LLC	Star Marisa	207,709	March 11 2016	2016
12	ABY Ten LLC	Star Karlie	207,566	August 3, 2018	2016
13	Star Castle I LLC	Star Eleni	207,555	January 3, 2018	2018
14	Festive Shipping LLC	Star Magnanimus	207,526	March 26, 2018	2018
15	New Era II Shipping LLC	Debbie H	206,861	May 28, 2019	2019
16	New Era III Shipping LLC	Star Ayesha	206,852	July 15, 2019	2019
17	New Era I Shipping LLC	Katie K	206,839	April 16, 2019	2019
18	Cape Ocean Maritime LLC	Leviathan	182,511	September 19, 2014	2014
19	Cape Horizon Shipping LLC	Peloreus	182,496	July 22, 2014	2014
20	Star Nor I LLC	Star Claudine	181,258	July 6, 2018	2011
21	Star Nor II LLC	Star Ophelia	180,716	July 6, 2018	2010
22	Sandra Shipco LLC	Star Pauline	180,274	December 29, 2014	2008
23	Christine Shipco LLC	Star Martha	180,274	October 31, 2014	2010
24	Star Nor III LLC	Star Lyra	179,147	July 6, 2018	2009
25	Star Regg V LLC	Star Borneo	178,978	January 26, 2021	2010
26	Star Regg VI LLC	Star Bueno	178,978	January 26, 2021	2010
27	Star Regg IV LLC	Star Marilena	178,978	January 26, 2021	2010
28	Star Regg II LLC	Star Janni	178,978	January 7, 2019	2010
29	Star Regg I LLC	Star Marianne	178,906	January 14, 2019	2010
30	Star Trident V LLC	Star Angie	177,931	October 29, 2014	2007
31	Global Cape Shipping LLC	Kymopolia	176,990	July 11, 2014	2006
32	ABY Fourteen LLC	Star Scarlett	175,649	August 3, 2018	2014
33	ABM One LLC	Star Eva	106,659	August 3, 2018	2012

1.       Basis of Presentation and General Information – (continued):

a) Subsidiaries owning vessels in operation - (continued):

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
34	Nautical Shipping LLC	Amami	98,681	July 11, 2014	2011
35	Majestic Shipping LLC	Madredeus	98,681	July 11, 2014	2011
36	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
37	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
38	ABY II LLC	Star Aphrodite	92,006	August 3, 2018	2011
39	Augustea Bulk Carrier LLC	Star Piera	91,951	August 3, 2018	2010
40	Augustea Bulk Carrier LLC	Star Despoina	91,951	August 3, 2018	2010
41	Star Nor IV LLC	Star Electra	83,494	July 6, 2018	2011
42	Star Alta I LLC	Star Angelina	82,981	December 5, 2014	2006
43	Star Alta II LLC	Star Gwyneth	82,790	December 5, 2014	2006
44	Star Trident I LLC	Star Kamila	82,769	September 3, 2014	2005
45	Star Nor VI LLC	Star Luna	82,687	July 6, 2018	2008
46	Star Nor V LLC	Star Bianca	82,672	July 6, 2018	2008
47	Grain Shipping LLC	Pendulum	82,619	July 11, 2014	2006
48	Star Trident XIX LLC	Star Maria	82,598	November 5, 2014	2007
49	Star Trident XII LLC	Star Markella	82,594	September 29, 2014	2007
50	Star Trident IX LLC	Star Danai	82,574	October 21, 2014	2006
51	ABY Seven LLC	Star Jeannette	82,566	August 3, 2018	2014
52	Star Sun I LLC	Star Elizabeth	82,403	May 25, 2021	2021
53	Star Trident XI LLC	Star Georgia	82,298	October 14, 2014	2006
54	Star Trident VIII LLC	Star Sophia	82,269	October 31, 2014	2007
55	Star Trident XVI LLC	Star Mariella	82,266	September 19, 2014	2006
56	Star Trident XIV LLC	Star Moira	82,257	November 19, 2014	2006
57	Star Trident XVIII LLC	Star Nina	82,224	January 5, 2015	2006
58	Star Trident X LLC	Star Renee	82,221	December 18, 2014	2006
59	Star Trident II LLC	Star Nasia	82,220	August 29, 2014	2006
60	Star Trident XIII LLC	Star Laura	82,209	December 8, 2014	2006
61	Star Nor VIII LLC	Star Mona	82,188	July 6, 2018	2012
62	Star Trident XVII LLC	Star Helena	82,187	December 29, 2014	2006
63	Star Nor VII LLC	Star Astrid	82,158	July 6, 2018	2012
64	Waterfront Two LLC	Star Alessia	81,944	August 3, 2018	2017
65	Star Nor IX LLC	Star Calypso	81,918	July 6, 2018	2014
66	Star Elpis LLC	Star Suzanna	81,711	May 15, 2017	2013
67	Star Gaia LLC	Star Charis	81,711	March 22, 2017	2013
68	Mineral Shipping LLC	Mercurial Virgo	81,545	July 11, 2014	2013

1.       Basis of Presentation and General Information – (continued):

a) Subsidiaries owning vessels in operation - (continued):

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
69	Star Nor X LLC	Stardust	81,502	July 6, 2018	2011
70	Star Nor XI LLC	Star Sky	81,466	July 6, 2018	2010
71	Star Zeus VI LLC	Star Lambada	81,272	March 16, 2021	2016
72	Star Zeus II LLC	Star Carioca	81,262	March 16, 2021	2015
73	Star Zeus I LLC	Star Capoeira	81,253	March 16, 2021	2015
74	Star Zeus VII LLC	Star Macarena	81,198	March 6, 2021	2016
75	ABY III LLC	Star Lydia	81,187	August 3, 2018	2013
76	ABY IV LLC	Star Nicole	81,120	August 3, 2018	2013
77	ABY Three LLC	Star Virginia	81,061	August 3, 2018	2015
78	Star Nor XII LLC	Star Genesis	80,705	July 6, 2018	2010
79	Star Nor XIII LLC	Star Flame	80,448	July 6, 2018	2011
80	Star Trident XX LLC	Star Emily	76,417	September 16, 2014	2004
81	Cape Town Eagle LLC	Cape Town Eagle	63,707	April 9, 2024	2015
82	Vancouver Eagle LLC	Star Vancouver	63,670	April 9, 2024	2020
83	Oslo Eagle LLC	Oslo Eagle	63,655	April 9, 2024	2015
84	Rotterdam Eagle LLC	Star Rotterdam	63,629	April 9, 2024	2017
85	Halifax Eagle LLC	Halifax Eagle	63,618	April 9, 2024	2020
86	Helsinki Eagle LLC	Helsinki Eagle	63,605	April 9, 2024	2015
87	Gibraltar Eagle LLC	Star Gibraltar	63,576	April 9, 2024	2015
88	Valencia Eagle LLC	Valencia Eagle	63,556	April 9, 2024	2015
89	Dublin Eagle LLC	Dublin Eagle	63,550	April 9, 2024	2015
90	Santos Eagle LLC	Santos Eagle	63,536	April 9, 2024	2015
91	Antwerp Eagle LLC	Antwerp Eagle	63,530	April 9, 2024	2015
92	Sydney Eagle LLC	Star Sydney	63,523	April 9, 2024	2015
93	Copenhagen Eagle LLC	Star Copenhagen	63,495	April 9, 2024	2015
94	Hong Kong Eagle LLC	Hong Kong Eagle	63,472	April 9, 2024	2016
95	Orion Maritime LLC	Idee Fixe	63,458	March 25, 2015	2015
96	Shanghai Eagle LLC	Shanghai Eagle	63,438	April 9, 2024	2016
97	Primavera Shipping LLC	Roberta	63,426	March 31, 2015	2015
98	Success Maritime LLC	Laura	63,399	April 7, 2015	2015
99	Singapore Eagle LLC	Star Singapore	63,386	April 9, 2024	2017
100	Westport Eagle LLC	Star Westport	63,344	April 9, 2024	2015
101	Hamburg Eagle LLC	Hamburg Eagle	63,334	April 9, 2024	2014
102	Fairfield Eagle LLC	Fairfield Eagle	63,301	April 9, 2024	2013

1.       Basis of Presentation and General Information – (continued):

a) Subsidiaries owning vessels in operation - (continued):

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
103	Greenwich Eagle LLC	Star Greenwich	63,301	April 9, 2024	2013
104	Groton Eagle LLC	Groton Eagle	63,301	April 9, 2024	2013
105	Madison Eagle LLC	Madison Eagle	63,301	April 9, 2024	2013
106	Mystic Eagle LLC	Star Mystic	63,301	April 9, 2024	2013
107	Rowayton Eagle LLC	Rowayton Eagle	63,301	April 9, 2024	2013
108	Southport Eagle LLC	Southport Eagle	63,301	April 9, 2024	2013
109	Stonington Eagle LLC	Star Stonington	63,301	April 9, 2024	2012
110	Ultra Shipping LLC	Kaley	63,283	June 26, 2015	2015
111	Stockholm Eagle LLC	Stockholm Eagle	63,275	April 9, 2024	2016
112	Blooming Navigation LLC	Kennadi	63,262	January 8, 2016	2016
113	Jasmine Shipping LLC	Mackenzie	63,226	March 2, 2016	2016
114	New London Eagle LLC	New London Eagle	63,140	April 9, 2024	2015
115	Star Lida I Shipping LLC	Star Apus	63,123	July 16, 2019	2014
116	Star Zeus IV LLC	Star Subaru	61,571	March 16, 2021	2015
117	Stamford Eagle LLC	Stamford Eagle	61,530	April 9, 2024	2016
118	Star Nor XV LLC	Star Wave	61,491	July 6, 2018	2017
119	Star Challenger I LLC	Star Challenger (1)	61,462	December 12, 2013	2012
120	Star Challenger II LLC	Star Fighter (1)	61,455	December 30, 2013	2013
121	Star Axe II LLC	Star Lutas	61,347	January 6, 2016	2016
122	Aurelia Shipping LLC	Honey Badger	61,320	February 27, 2015	2015
123	Rainbow Maritime LLC	Wolverine	61,292	February 27, 2015	2015
124	Star Axe I LLC	Star Antares	61,258	October 9, 2015	2015
125	Tokyo Eagle LLC	Tokyo Eagle (tbr Star Tokyo)	61,225	April 9, 2024	2015
126	ABY Five LLC	Star Monica	60,935	August 3, 2018	2015
127	Star Asia I LLC	Star Aquarius	60,916	July 22, 2015	2015
128	Star Asia II LLC	Star Pisces	60,916	August 7, 2015	2015
129	Nighthawk Shipping LLC	Star Nighthawk	57,809	April 9, 2024	2011
130	Oriole Shipping LLC	Oriole	57,809	April 9, 2024	2011
131	Owl Shipping LLC	Owl	57,809	April 9, 2024	2011
132	Petrel Shipping LLC	Petrel Bulker	57,809	April 9, 2024	2011
133	Puffin Shipping LLC	Puffin Bulker	57,809	April 9, 2024	2011
134	Roadrunner Shipping LLC	Star Runner	57,809	April 9, 2024	2011
135	Sandpiper Shipping LLC	Star Sandpiper	57,809	April 9, 2024	2011
136	Crane Shipping LLC	Crane	57,809	April 9, 2024	2010
137	Egret Shipping LLC	Egret Bulker	57,809	April 9, 2024	2010
138	Gannet Shipping LLC	Gannet Bulker	57,809	April 9, 2024	2010

1.       Basis of Presentation and General Information – (continued):

a) Subsidiaries owning vessels in operation - (continued):

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
139	Grebe Shipping LLC	Grebe Bulker	57,809	April 9, 2024	2010
140	Ibis Shipping LLC	Ibis Bulker	57,809	April 9, 2024	2010
141	Jay Shipping LLC	Jay	57,809	April 9, 2024	2010
142	Kingfisher Shipping LLC	Kingfisher	57,809	April 9, 2024	2010
143	Martin Shipping LLC	Martin	57,809	April 9, 2024	2010
144	Bittern Shipping LLC	Bittern (Notes 5 and 19e)	57,809	April 9, 2024	2009
145	Canary Shipping LLC	Star Canary	57,809	April 9, 2024	2009
146	Star Lida IX Shipping LLC	Star Cleo	56,582	July 15, 2019	2013
147	Star Lida X Shipping LLC	Star Pegasus	56,540	July 15, 2019	2013
148	Golden Eagle Shipping LLC	Star Goal	55,989	April 9, 2024	2010
149	Glory Supra Shipping LLC	Strange Attractor (Note 19h)	55,742	July 11, 2014	2006
150	Star Regg III LLC	Star Bright	55,569	October 10, 2018	2010
151	Star Omicron LLC	Star Omicron (Note 19h)	53,489	April 17, 2008	2005
		Total dwt	14,613,189

(1)	Subject to sale and lease back financing transaction (Note 7)

Basis of Presentation and General Information - List of subsidiaries owning vessels under construction (Table)

	Wholly Owned Subsidiaries	Vessel Name	DWT	Shipyard	Expected Delivery Date
1	Star Thundera LLC	Hull No 15	82,000	Qingdao Shipyard Co. Ltd.	November 2025
2	Star Caldera LLC	Hull No 16	82,000	Qingdao Shipyard Co. Ltd.	December 2025
3	Star Terra LLC	Hull No 17	82,000	Qingdao Shipyard Co. Ltd.	June 2026
4	Star Nova LLC	Hull No 18	82,000	Qingdao Shipyard Co. Ltd.	August 2026
5	Star Affinity LLC	Hull No 23	82,000	Qingdao Shipyard Co. Ltd.	April 2026
			410,000

Basis of Presentation and General Information - List of Non-vessel owning companies (Table)

c ) Non-vessel owning subsidiaries:

The below list includes companies previously owning vessels that have been sold, intermediate holding companies, companies that charter-in vessels and management companies:

1	Star Bulk Management Inc.	38	Star Sege LLC
2	Starbulk S.A.	39	Star Lida II Shipping LLC
3	Star Bulk (USA) LLC	40	Star Lida III Shipping LLC
4	Star Logistics LLC	41	Star Lida IV Shipping LLC
5	Oceanbulk Carriers LLC	42	Star Lida V Shipping LLC
6	Oceanbulk Shipping LLC	43	Star Lida VI Shipping LLC
7	Star Omas LLC	44	Star Lida VII Shipping LLC
8	Star Synergy LLC	45	Star Lida VIII Shipping LLC
9	Unity Holding LLC	46	Star Lida XI Shipping LLC
10	Star Gamma LLC	47	Star Bulk (Singapore) Pte. Ltd.
11	Star Delta LLC	48	Star Zeus LLC
12	Star Epsilon LLC	49	Star Zeus III LLC
13	Star Zeta LLC	50	Star Zeus V LLC
14	Star Theta LLC	51	Star Sun II LLC
15	Star Kappa LLC	52	Star Auctus LLC
16	Star Cosmo LLC	53	Star Bulk (Hellas) Inc.
17	Star Borealis LLC	54	Eagle Bulk Shipping Inc.
18	Star Polaris LLC	55	Eagle Bulk Shipco LLC
19	Star Bulk Manning LLC	56	Eagle Bulk Ultraco LLC
20	Star Mare LLC	57	Eagle Bulk Holdco LLC
21	Star New Era LLC	58	Eagle Bulk (Delaware) LLC
22	Star Thor LLC	59	Eagle Bulk Management LLC
23	Star Ventures LLC	60	Eagle Shipping International (USA) LLC
24	Star ABY LLC	61	Star Bulk Shipmanagement (Singapore) Pte. Ltd.
25	Sky Cape Shipping LLC	62	Eagle Ship Management LLC
26	Pacific Cape Shipping LLC	63	Crested Eagle Shipping LLC
27	Sea Cape Shipping LLC	64	Crowned Eagle Shipping LLC
28	Star Trident VII LLC	65	Imperial Eagle Shipping LLC
29	Star Trident XV LLC	66	Stellar Eagle Shipping LLC
30	Star Trident III LLC	67	Montauk Eagle LLC
31	Star Trident XXV LLC	68	Newport Eagle LLC
32	Star Nor XIV LLC	69	Sankaty Eagle LLC
33	ABY I LLC	70	Skua Shipping LLC
34	ABY Fifteen LLC	71	Avocet Shipping LLC
35	ABY Group Holding LLC	72	Cardinal Shipping LLC
36	Star Regina LLC	73	Jaeger Shipping LLC
37	Star Regg VII LLC

Basis of Presentation and General Information - List of time charter-in vessel and time charter-in newbuilding vessels (Table)

#	Name	DWT	Built	Yard	Country	Delivery	Minimum Period
1	Star Shibumi	180,000	2021	JMU	Japan	November 30, 2021	November 2028
2	Star Voyager	82,000	2024	Tsuneishi, Zhousan	China	January 11, 2024	January 2031
3	Stargazer	66,000	2024	Tsuneishi, Cebu	Philippines	January 16, 2024	January 2031
4	Star Explorer	82,000	2024	JMU	Japan	March 8, 2024	March 2031
5	Star Earendel	82,000	2024	JMU	Japan	June 28, 2024	June 2031
6	Star Illusion	82,000	2024	Tsuneishi, Zhousan	China	October 11, 2024	October 2031
7	Star Thetis	66,000	2024	Tsuneishi, Cebu	Philippines	November 12, 2024	November 2031
	Total dwt	640,000